UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment:  ___  Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Churchill Management Corporation
Address:  5900 Wilshire Blvd., Suite 600
          Los Angeles, CA  90036

Form 13F File Number:    28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eileen Holmes
Title:    Senior Vice President
Phone:    323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                      Los Angeles, CA          January 16,
2007
          [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:      $727,628 (X1000)


List of Other Included Managers:

NONE

NAME OF ISSUER            TIT  CUSIP       VALUE X1000    SHARES                INV  OTHER   VOTING AUTH
                          LE                                                    .    MGR
                          OF                                                    DIS
                          CLA                                                   C.
                          SS
                                                                                                SOLE

ALLERGAN INC COM          COM  018490102   225            1883.00     SH        SOL          1883.00
                                                                                E
ALTRIA GROUP INC          COM  02209S103   409            4761.86     SH        SOL          4761.86
                                                                                E
APPLE COMPUTER INC COM    COM  037833100   18138          213785.00   SH        SOL           213785.00
                                                                                E
AT&T INC COM              COM  00206r102   37015          1035390.70  SH        SOL          1035390.70
                                                                                E
BERKSHIRE HATHAWAY INC    COM  084670108   220             2.00       SH        SOL          2.00
CL A                                                                            E
BERKSHIRE HATHAWAY INC    COM  084670207   414             113.00     SH        SOL           113.00
CL B                                                                            E
BOEING CO                 COM  097023105   577            6493.65     SH        SOL          6493.65
                                                                                E
CHEVRON CORPORATION       COM  166764100   290            3949.29     SH        SOL          3949.29
                                                                                E
CITIGROUP INC             COM  172967101   286            5137.76     SH        SOL          5137.76
                                                                                E
CORRECTIONS CP AM NEW     COM  22025Y407    3112          68795.00    SH        SOL          68795.00
COM NEW                                                                         E
CRYSTALLEX INTL CORP COM  COM  22942F101   228            63000.00    SH        SOL          63000.00
                                                                                E
DNP SELECT INCOME FD COM  COM  23325P104   301            27794.00    SH        SOL          27794.00
                                                                                E
DUKE ENERGY CORP COM      COM  26441c105   237            7148.92     SH        SOL          7148.92
                                                                                E
EMDEON CORP               COM  290849108   177            14275.00    SH        SOL          14275.00
                                                                                E
EPROMOS.COM, INC.         COM  8324197      0             10000.00    SH        SOL          10000.00
RESTRICTED                                                                      E
EXELON CORP COM           COM  30161N101   275            4445.98     SH        SOL          4445.98
                                                                                E
EXXON MOBIL CORP          COM  30231G102   907            11839.40    SH        SOL          11839.40
                                                                                E
FIRST REP BK SAN COM      COM  336158100   227            5802.00     SH        SOL          5802.00
                                                                                E
FIRST TR NASDAQ100 TEC    COM  337345102   752            37600.00    SH        SOL          37600.00
SHS                                                                             E
GENERAL ELECTRIC CO       COM  369604103   32310          868325.06   SH        SOL           868325.06
                                                                                E
INTRAOP MED CORP COM      COM  46118N101   22             71428.00    SH        SOL          71428.00
                                                                                E
INVENTIV HEALTH           COM  46122e105   326            9225.00     SH        SOL          9225.00
                                                                                E
ISHARES TR DJ US          COM  464287713   48070          1621252.26  SH        SOL          1621252.26
TELECOMM                                                                        E
ISHARES TR RUSL 3000      COM  464287663   70167          650956.66   SH        SOL           650956.66
VALU                                                                            E
ISHARES TR S&P 500 VALUE  COM  464287408    194225        2526013.90  SH        SOL          2526013.90
                                                                                E
KIMBERLY CLARK CORP COM   COM  494368103   226            3320.00     SH        SOL          3320.00
                                                                                E
MALAGA FINL CORP COM      COM  561046103   345            32535.00    SH        SOL          32535.00
                                                                                E
MCDONALDS CORP COM        COM  580135101   258            5829.03     SH        SOL          5829.03
                                                                                E
MICROSOFT CORP            COM  594918104   404            13513.94    SH        SOL          13513.94
                                                                                E
MORGAN STANLEY            COM  86330E703   16525          291955.00   SH        SOL           291955.00
TECHNOLOGY ETF                                                                  E
NATIONAL FUEL GAS N J     COM  636180101   292            7588.46     SH        SOL          7588.46
COM                                                                             E
NCT GROUP INC COM         COM  62888Q109    0             30300.00    SH        SOL          30300.00
                                                                                E
NUVEEN SENIOR INCOME      COM  67067Y104   178            21000.00    SH        SOL          21000.00
FUND                                                                            E
PEPSICO INC               COM  713448108   275            4403.45     SH        SOL          4403.45
                                                                                E
POWER SHARES ETF TRUST    COM  73935x708    9406          475776.61   SH        SOL           475776.61
DYNM LRG                                                                        E
PROCTER & GAMBLE CO       COM  742718109   317            4928.31     SH        SOL          4928.31
                                                                                E
PUBLIC SVC ENTERPRISE     COM  744573106   241            3627.12     SH        SOL          3627.12
COM                                                                             E
ROCKWELL COLLINS INC      COM  774341101   18585          293650.90   SH        SOL           293650.90
                                                                                E
SECTOR SPDR TR SBI CYCL   COM  81369Y407   34450          898066.64   SH        SOL           898066.64
TRANS                                                                           E
STANDARD & POORS          COM  78462f103    180045        1271322.24  SH        SOL          1271322.24
DEPOSITARY RE                                                                   E
TELECOM HLDRS TR          COM  87927P200   21957          620600.00   SH        SOL           620600.00
DEPOSITRY RCP                                                                   E
UNITED TECHNOLOGIES CORP  COM  913017109   236            3777.06     SH        SOL          3777.06
                                                                                E
VANGUARD INTL EQTY IDX    COM  922042874   25632          376062.89   SH        SOL           376062.89
EURPEAN                                                                         E
VANGUARD WORLD FDS        COM  92204a108   480            7900.00     SH        SOL          7900.00
CONSUM DIS                                                                      E
VANGUARD WORLD FDS INF    COM  92204a702    8226          156590.90   SH        SOL           156590.90
TECH ET                                                                         E
WALT DISNEY CO HOLDING    COM  254687106   332            9677.00     SH        SOL          9677.00
CO                                                                              E
WELLS FARGO & CO          COM  949746101   308            8648.32     SH        SOL          8648.32
                                                                                E



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